PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
Invesco Growth
and Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Communication Services : 6.4%
13,770
Alphabet, Inc. - Class A
$ 3,959,701
2.5
3,412  Meta Platforms, Inc.
- Class A
1,952,108
1.2
7,669
T-Mobile US, Inc.
1,610,720
1.0
28,490
Walt Disney Co.
2,745,866
1.7
10,268,395
6.4
Consumer Discretionary : 6.8%
21,812
(1)
Amazon.com, Inc.
4,542,785
2.8
25,505
General Motors Co.
1,900,123
1.2
38,786
NIKE, Inc. - Class B
2,048,677
1.3
26,919
Starbucks Corp.
2,411,673
1.5
10,903,258
6.8
Consumer Staples : 6.8%
23,587  Estee Lauder Cos.,
Inc. - Class A
1,692,839
1.1
22,339  Philip Morris
International, Inc.
3,693,530
2.3
33,930
Sysco Corp.
2,420,227
1.5
33,892
(1)
US Foods Holding
Corp.
3,125,181
1.9
10,931,777
6.8
Energy : 9.8%
15,538
Chevron Corp.
3,214,812
2.0
29,856
ConocoPhillips
3,940,992
2.5
15,493
Exxon Mobil Corp.
2,628,542
1.6
42,783
Schlumberger NV
2,198,618
1.4
46,797
Shell PLC
2,167,392
1.3
24,936
Suncor Energy, Inc.
1,649,315
1.0
15,799,671
9.8
Financials : 17.4%
23,165  American International
Group, Inc.
1,743,166
1.1
84,549
Bank of America Corp.
4,121,764
2.6
6,075  Capital One Financial
Corp.
1,108,262
0.7
35,225
Charles Schwab Corp.
3,310,445
2.1
55,307  Citizens Financial
Group, Inc.
3,316,761
2.1
25,164  Fidelity National
Information Services,
Inc.
1,180,443
0.7
2,297  Goldman Sachs
Group, Inc.
1,943,239
1.2
18,192
KKR & Co., Inc.
1,682,760
1.0
10,952  PNC Financial
Services Group, Inc.
2,279,002
1.4
57,649
Wells Fargo & Co.
4,589,437
2.8
9,610  Willis Towers Watson
PLC
2,793,627
1.7
28,068,906
17.4
Health Care : 14.7%
10,218  Becton Dickinson and
Co.
1,606,576
1.0
30,641  Bristol-Myers Squibb
Co.
1,858,377
1.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
27,980
CVS Health Corp.
$ 2,009,523
1.2
4,065
Elevance Health, Inc.
1,190,029
0.7
6,187
(1)
IQVIA Holdings, Inc.
1,055,131
0.7
14,172
Johnson & Johnson
3,464,204
2.1
26,991
Medtronic PLC
2,338,770
1.5
26,037
Merck & Co., Inc.
3,131,991
1.9
2,488  Regeneron
Pharmaceuticals, Inc.
1,922,328
1.2
20,470
Sanofi
1,976,794
1.2
2,816  Thermo Fisher
Scientific, Inc.
1,384,148
0.9
6,574  UnitedHealth Group,
Inc.
1,778,859
1.1
23,716,730
14.7
Industrials : 13.9%
14,032
Emerson Electric Co.
1,838,473
1.1
7,429
FedEx Corp.
2,646,061
1.7
8,229  Ferguson Enterprises,
Inc.
1,919,497
1.2
32,793
Fortive Corp.
1,812,797
1.1
26,240  Johnson Controls
International PLC
3,436,128
2.1
4,334
Norfolk Southern Corp.
1,243,858
0.8
3,528
Parker-Hannifin Corp.
3,158,407
2.0
10,107  Raytheon Technologies
Corp.
1,949,640
1.2
21,151
(2)
Sunbelt Rentals
Holdings, Inc.
1,349,242
0.8
13,362
Textron, Inc.
1,169,977
0.7
7,662  Vertiv Holdings Co.
- Class A
1,919,944
1.2
22,444,024
13.9
Information Technology : 11.5%
22,972
Cisco Systems, Inc.
1,782,397
1.1
20,832  Cognizant Technology
Solutions Corp. - Class
A
1,278,043
0.8
10,846
(1)
Coherent Corp.
2,583,626
1.6
7,424
Lam Research Corp.
1,586,212
1.0
41,526  Microchip Technology,
Inc.
2,682,995
1.6
9,459
Microsoft Corp.
3,501,438
2.2
13,612
NVIDIA Corp.
2,373,933
1.5
8,490  NXP Semiconductors
NV
1,671,341
1.0
9,881
Qnity Electronics, Inc.
1,140,070
0.7
18,600,055
11.5
Materials : 2.6%
18,225
Corteva, Inc.
1,525,615
1.0
32,603  DuPont de Nemours,
Inc.
1,493,217
0.9
10,353
PPG Industries, Inc.
1,106,529
0.7
4,125,361
2.6
Real Estate : 2.2%
21,761  Alexandria Real Estate
Equities, Inc.
1,010,146
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
18,620
(1)
CBRE Group, Inc.
- Class A
$ 2,522,265
1.6
3,532,411
2.2
Utilities : 4.5%
10,505  American Electric
Power Co., Inc.
1,376,995
0.8
28,251
(2)
FirstEnergy Corp.
1,431,196
0.9
70,151
PPL Corp.
2,679,768
1.7
18,876
Sempra Energy
1,834,181
1.1
7,322,140
4.5
Total Common Stock
(Cost $118,994,800)
155,712,728
96.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.0%
Repurchase Agreements : 1.7%
644,980
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $645,045,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market
Value plus accrued
interest $657,880, due
11/30/27-10/20/75)
644,980
0.4
170,250
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $170,267,
collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$173,655, due
05/15/35)
170,250
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/12/27-02/20/66)
$ 1,000,000
0.6
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.6
Total Repurchase
Agreements
(Cost $2,815,230)
2,815,230
1.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.3%
5,297,516
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $5,297,516) $ 5,297,516 3.3
Total Short-Term
Investments
(Cost $8,112,746)
8,112,746
5.0
Total Investments in
Securities
(Cost $127,107,546) $ 163,825,474 101.6
Liabilities in Excess
of Other Assets (2,626,212) (1.6)
Net Assets $ 161,199,262 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 10,268,395 $ — $ — $ 10,268,395
Consumer Discretionary 10,903,258 — — 10,903,258
Consumer Staples 10,931,777 — — 10,931,777
Energy 13,632,279 2,167,392 — 15,799,671
Financials 28,068,906 — — 28,068,906
Health Care 21,739,936 1,976,794 — 23,716,730
Industrials 21,094,782 1,349,242 — 22,444,024
Information Technology 18,600,055 — — 18,600,055
Materials 4,125,361 — — 4,125,361
Real Estate 3,532,411 — — 3,532,411
Utilities 7,322,140 — — 7,322,140
Total Common Stock 150,219,300 5,493,428 — 155,712,728
Short-Term Investments 5,297,516 2,815,230 — 8,112,746
Total Investments, at fair value $ 155,516,816 $ 8,308,658 $ — $ 163,825,474
Other Financial Instruments+
Forward Foreign Currency Contracts — 47,706 — 47,706
Total Assets $ 155,516,816 $ 8,356,364 $ — $ 163,873,180
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,008) $ — $ (1,008)
Total Liabilities $ — $ (1,008) $ — $ (1,008)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following forward foreign currency contracts were outstanding for VY
®
Invesco Growth and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,395,636 EUR 1,199,798 State Street Bank and Trust Co. 04/30/26 $ 6,879
USD 49,486 GBP 37,028 State Street Bank and Trust Co. 04/30/26 478
USD 18,841 CAD 25,996 State Street Bank and Trust Co. 04/30/26 131
USD 32,002 CAD 44,511 State Street Bank and Trust Co. 04/30/26 (35)
USD 57,230 EUR 49,589 State Street Bank and Trust Co. 04/30/26 (169)
USD 1,637,511 GBP 1,219,296 The Bank of New York 04/30/26 23,721
USD 1,162,096 CAD 1,592,102 The Bank of New York 04/30/26 16,196
USD 23,677 CAD 32,541 The Bank of New York 04/30/26 256
USD 24,274 CAD 33,663 The Bank of New York 04/30/26 45
USD 43,421 GBP 32,817 The Bank of New York 04/30/26 (13)
EUR 20,266 USD 23,530 The Bank of New York 04/30/26 (72)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 19,296 EUR 16,734 The Bank of New York 04/30/26 $ (74)
GBP 41,942 USD 56,158 The Bank of New York 04/30/26 (645)
$ 46,698
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,645,562
Gross Unrealized Depreciation (5,927,634)
Net Unrealized Appreciation $ 36,717,928